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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [_]; Amendment Number: __

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Kleinwort Benson (Channel Islands) Investment Management Limited

Address:    Wests Centre
            St Helier
            Jersey
            JE4 8PQ

Form 13F File Number: 28 - 14451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   Dave Smith                       Name:   Clive Wright

Title:  Director                         Title:  Director

Phone:  01534 613178                     Phone:  01534 613022

Signature, Place, and Date of Signing:   Signature, Place, and Date of Signing

/s/ Dave Smith                           /s/ Clive Wright
--------------------------------------   --------------------------------------

Jersey on October 26th 2012              Jersey on October 26th 2012

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  --------------------

028 - 14449           RHJ International SA

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
                                                                                                           VOTING AUTHORITY
                                                           VALUE   SHRS OR SH/ PUT/  INVESTMENT    OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL  DISCRETION   MANAGERS SOLE SHARED NONE
--------------                   -------------- --------- -------- ------- --- ---- ------------- -------- ---- ------ ----
ABBOTT LABS                      COM            002824100       82    1201 SH       Shared Define      1,2 1201
AKAMAI TECHNOLOGIES INC          COM            00971T101       63    1649 SH       Shared Define      1,2 1649
AMGEN INC                        COM            031162100       91    1075 SH       Shared Define      1,2 1075
APACHE CORP                      COM            037411105       75     867 SH       Shared Define      1,2  867
ARES CAP CORP                    COM            04010L103       59    3450 SH       Shared Define      1,2 3450
BORGWARNER INC                   COM            099724106       40     575 SH       Shared Define      1,2  575
COGNIZANT TECHNOLOGY SOLUTIO     CL A           192446102       70    1000 SH       Shared Define      1,2 1000
COLGATE PALMOLIVE CO             COM            194162103       49     461 SH       Shared Define      1,2  461
CONOCOPHILLIPS                   COM            20825C104       18     310 SH       Shared Define      1,2  310
CVS CAREMARK CORPORATION         COM            126650100       80    1662 SH       Shared Define      1,2 1662
DEERE & CO                       COM            244199105       31     375 SH       Shared Define      1,2  375
DIGITAL RLTY TR INC              COM            253868103       63     900 SH       Shared Define      1,2  900
EXXON MOBIL CORP                 COM            30231G102       79     867 SH       Shared Define      1,2  867
FEDEX CORP                       COM            31428X106       30     350 SH       Shared Define      1,2  350
GOOGLE INC                       CL A           38259P508       98     130 SH       Shared Define      1,2  130
HANCOCK JOHN PFD INCOME FD       I COM          41013X106       46    2000 SH       Shared Define      1,2 2000
ISHARES INC                      MSCI AUSTRALIA 464286103       94    3905 SH       Shared Define      1,2 3905
ISHARES TR                       DJ SEL DIV INX 464287168       99    1705 SH       Shared Define      1,2 1705
KEYCORP NEW                      COM            493267108       32    3700 SH       Shared Define      1,2 3700
MARKET VECTORS ETF TR            BRAZL SMCP ETF 57060U613      142    3480 SH       Shared Define      1,2 3480
MEMC ELECTR MATLS INC            COM            552715104        2    1000 SH       Shared Define      1,2 1000
OMNICOM GROUP INC                COM            681919106       21     400 SH       Shared Define      1,2  400
ORACLE CORP                      COM            68389X105       25     807 SH       Shared Define      1,2  807
SIMON PPTY GROUP INC NEW         COM            828806109       52     340 SH       Shared Define      1,2  340
SPDR S&P 500 ETF TR              TR UNIT        78462F103       14      99 SH       Shared Define      1,2   99
UNION PAC CORP                   COM            907818108       64     535 SH       Shared Define      1,2  535
UNITED TECHNOLOGIES CORP         COM            913017109       70     894 SH       Shared Define      1,2  894
WELLS FARGO & CO NEW             COM            949746101       83    2396 SH       Shared Define      1,2 2396
YUM BRANDS INC                   COM            988498101       92    1300 SH       Shared Define      1,2 1300